UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                         as of March 31, 2018 (Unaudited)

Deutsche Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 25.6%
Consumer Discretionary 3.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	3,200,000	3,312,000
BMW U.S. Capital LLC:
144A, 1.5%, 4/11/2019	2,440,000	2,411,705
144A, 2.7%, 4/6/2022	8,400,000	8,258,101
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,243,491
CSC Holdings LLC, 8.625%, 2/15/2019	2,500,000	2,607,925
D.R. Horton, Inc., 2.55%, 12/1/2020	2,755,000	2,713,063
Daimler Finance North America LLC:
144A, 1.5%, 7/5/2019	5,770,000	5,672,518
144A, 2.0%, 8/3/2018	550,000	549,146
144A, 2.2%, 5/5/2020	2,110,000	2,070,723
Discovery Communications LLC, 2.2%, 9/20/2019	1,935,000	1,915,206
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	2,821,500
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	3,430,000	3,393,346
2.262%, 3/28/2019	4,000,000	3,972,207
2.343%, 11/2/2020	4,000,000	3,894,854
2.375%, 3/12/2019	4,000,000	3,978,101
2.425%, 6/12/2020	3,750,000	3,680,617
General Motors Co., 3-month USD-LIBOR + 0.800%, 2.594% *, 8/7/2020	4,665,000	4,669,444
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.990%, 2.686% *, 1/5/2023	7,000,000	7,033,918
3.2%, 7/13/2020	4,000,000	3,989,279
3.7%, 11/24/2020	4,000,000	4,036,245
Harley-Davidson Financial Services, Inc., 144A, 2.25%, 1/15/2019	3,615,000	3,596,589
Hyundai Capital America:
144A, 1.75%, 9/27/2019	3,500,000	3,425,815
144A, 2.0%, 7/1/2019	3,360,000	3,312,866
144A, 3.45%, 3/12/2021	3,333,000	3,333,699
Hyundai Capital Services, Inc., 144A, 2.625%, 9/29/2020	4,000,000	3,926,704
Newell Brands, Inc.:
2.6%, 3/29/2019	939,000	934,747
3.15%, 4/1/2021	3,000,000	2,968,714
Nissan Motor Acceptance Corp.:
144A, 2.0%, 3/8/2019	4,840,000	4,803,494
144A, 2.15%, 7/13/2020	4,860,000	4,763,976
RCI Banque SA, 144A, 3.5%, 4/3/2018	5,950,000	5,950,000
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	90,000	86,850
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	3,020,000	2,974,863
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,706,102
		114,007,808
Consumer Staples 1.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	7,725,000	7,664,498
BAT Capital Corp., 144A, 2.764%, 8/15/2022	7,890,000	7,631,561
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,945,000	3,917,680
3.5%, 7/15/2022	4,000,000	3,992,421
MARB BondCo PLC, 144A, 6.875%, 1/19/2025	3,000,000	2,745,000
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023	3,625,000	3,617,750
Reynolds American, Inc., 2.3%, 6/12/2018	6,920,000	6,916,483
Tyson Foods, Inc., 2.65%, 8/15/2019	5,380,000	5,349,541
		41,834,934
Energy 1.9%
Andeavor Logistics LP, 3.5%, 12/1/2022	605,000	594,543
Buckeye Partners LP, 4.15%, 7/1/2023	2,010,000	2,021,185
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (a)	3,500,000	3,500,000
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	2,390,000	2,388,474
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	2,400,000	2,399,448
Enbridge, Inc., 2.9%, 7/15/2022	2,395,000	2,323,521
Energy Transfer Equity LP, 4.25%, 3/15/2023	1,170,000	1,134,900
Energy Transfer Partners LP, 4.15%, 10/1/2020	3,920,000	3,974,459
EQT Corp., 2.5%, 10/1/2020	7,715,000	7,543,370
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,528,828
Pertamina Persero PT, 144A, 5.25%, 5/23/2021	5,000,000	5,210,645
Petrobras Global Finance BV:
6.125%, 1/17/2022	1,095,000	1,168,365
8.375%, 5/23/2021	1,685,000	1,918,372
Petroleos Mexicanos:
5.375%, 3/13/2022	857,000	890,852
6.375%, 2/4/2021	3,000,000	3,196,500
Precision Drilling Corp., 6.5%, 12/15/2021	2,026,000	2,041,195
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	450,000	451,125
Southwestern Energy Co., 4.1%, 3/15/2022	2,800,000	2,681,000
SRC Energy, Inc., 144A, 6.25%, 12/1/2025	2,480,000	2,486,200
Sunoco LP, 144A, 4.875%, 1/15/2023	1,220,000	1,175,775
Tecpetrol SA, 144A, 4.875%, 12/12/2022	2,500,000	2,434,375
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,030,000
Whiting Petroleum Corp., 5.75%, 3/15/2021	3,000,000	3,029,940
		58,123,072
Financials 12.9%
ABN AMRO Bank NV:
144A, 2.1%, 1/18/2019	13,000,000	12,932,790
144A, 2.45%, 6/4/2020	3,581,000	3,524,839
AerCap Ireland Capital DAC, 3.95%, 2/1/2022	3,485,000	3,493,887
AIG Global Funding, 144A, 1.9%, 10/6/2021	6,600,000	6,318,632
Air Lease Corp., 2.125%, 1/15/2020	4,070,000	3,998,020
Akbank Turk AS, 144A, 4.0%, 1/24/2020	3,000,000	2,970,384
Ares Capital Corp.:
3.5%, 2/10/2023	8,000,000	7,772,844
4.875%, 11/30/2018	7,500,000	7,573,327
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	5,941,944
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	1,365,000	1,333,878
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,640,000	1,605,150
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020	2,000,000	2,226,740
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018	3,000,000	3,000,000
Banco Santander SA, 3.125%, 2/23/2023	7,600,000	7,365,276
Bank of America Corp., 2.625%, 4/19/2021	8,000,000	7,880,357
Banque Federative du Credit Mutuel SA:
144A, 2.5%, 10/29/2018	10,000,000	9,985,478
144A, 2.75%, 1/22/2019	7,500,000	7,500,631
BPCE SA:
2.75%, 12/2/2021	6,000,000	5,867,340
144A, 3.0%, 5/22/2022	1,500,000	1,469,154
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	586,804
Capital One Financial Corp., 2.5%, 5/12/2020	4,445,000	4,375,526
CBQ Finance Ltd., 144A, 7.5%, 11/18/2019	3,000,000	3,151,500
Citibank NA, 2.85%, 2/12/2021	8,000,000	7,939,207
Citigroup, Inc.:
2.05%, 12/7/2018	3,714,000	3,700,130
2.05%, 6/7/2019	10,000,000	9,908,001
Citizens Bank NA:
2.2%, 5/26/2020	3,045,000	2,981,572
2.5%, 3/14/2019	4,000,000	3,987,671
Corp. Financiera de Desarrollo SA, 144A, 3.25%, 7/15/2019	3,000,000	2,996,250
Credit Agricole SA, 144A, 3.375%, 1/10/2022	10,000,000	9,918,916
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	4,970,399
Discover Bank, 3.35%, 2/6/2023	3,085,000	3,036,035
FS Investment Corp., 4.25%, 1/15/2020	5,250,000	5,298,001
Global Bank Corp., 144A, 4.5%, 10/20/2021	5,125,000	5,161,388
HSBC Holdings PLC, 2.95%, 5/25/2021	10,000,000	9,899,942
HSBC U.S.A., Inc., 2.75%, 8/7/2020	2,000,000	1,984,902
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	3,500,000	3,476,158
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	3,000,000	2,997,027
ING Bank NV, 144A, 2.3%, 3/22/2019	6,120,000	6,091,543
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,558,603
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	789,807
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,305,489
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,501,400
JPMorgan Chase & Co., 2.35%, 1/28/2019	7,000,000	6,991,336
Lloyds Bank PLC:
2.05%, 1/22/2019	12,000,000	11,936,125
2.3%, 11/27/2018	750,000	748,325
Macquarie Bank Ltd.:
144A, 2.35%, 1/15/2019	8,000,000	7,971,650
144A, 2.85%, 1/15/2021	6,000,000	5,930,167
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	8,000,000	8,005,562
Metropolitan Life Global Funding I, 144A, 3-month USD-LIBOR + 0.400%, 2.471% *, 6/12/2020	3,820,000	3,836,642
Morgan Stanley:
2.45%, 2/1/2019	4,285,000	4,276,215
Series F, 5.625%, 9/23/2019	6,000,000	6,228,315
National Australia Bank Ltd., 2.0%, 1/14/2019	12,000,000	11,950,721
National Savings Bank, 144A, 8.875%, 9/18/2018	2,500,000	2,543,000
Nordea Bank AB, 144A, 1.625%, 9/30/2019	3,030,000	2,984,000
Principal Life Global Funding II, 144A, 1.5%, 4/18/2019	2,415,000	2,383,613
Regions Financial Corp., 3.2%, 2/8/2021	11,007,000	10,986,809
Royal Bank of Scotland PLC, 5.625%, 8/24/2020	5,000,000	5,268,032
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019	1,167,000	1,164,134
3.4%, 1/18/2023	6,150,000	6,007,350
Santander UK PLC, 2.125%, 11/3/2020	6,545,000	6,392,918
Standard Chartered PLC, 144A, 2.25%, 4/17/2020	6,000,000	5,881,710
Sumitomo Mitsui Banking Corp.:
2.05%, 1/18/2019	7,750,000	7,707,374
2.5%, 7/19/2018	2,470,000	2,469,166
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019	2,615,000	2,593,322
144A, 2.375%, 11/9/2020	7,000,000	6,849,661
Synchrony Bank, 3.0%, 6/15/2022	9,310,000	9,000,821
Synchrony Financial, 3.0%, 8/15/2019	4,000,000	3,987,940
TC Ziraat Bankasi AS, 144A, 5.125%, 5/3/2022	5,000,000	4,897,600
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,450,000	5,405,937
The Huntington National Bank, 2.2%, 11/6/2018	5,570,000	5,554,373
Toronto-Dominion Bank, 144A, 1.95%, 4/2/2020	10,000,000	9,844,191
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	1,969,200
Turkiye Is Bankasi AS, 144A, 5.5%, 4/21/2022	2,500,000	2,458,925
Turkiye Vakiflar Bankasi Tao, 144A, 5.0%, 10/31/2018	1,000,000	1,002,780
Westpac Banking Corp., 1.6%, 8/19/2019	9,525,000	9,373,960
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	2,996,997
		391,975,813
Health Care 0.7%
Becton, Dickinson & Co.:
2.133%, 6/6/2019	4,000,000	3,954,712
3-month USD-LIBOR + 0.875%, 2.944% *, 12/29/2020	2,830,000	2,832,996
CVS Health Corp., 3.125%, 3/9/2020	6,778,000	6,784,836
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (a)	430,000	429,290
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,465,127
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	3,670,000	3,548,807
		20,015,768
Industrials 0.4%
Atento Luxco 1 SA, 144A, 6.125%, 8/10/2022	1,940,000	1,971,044
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,508,393
Fortive Corp., 1.8%, 6/15/2019	970,000	958,338
Harris Corp., 2.7%, 4/27/2020	570,000	564,984
John Deere Capital Corp., 1.95%, 1/8/2019	5,455,000	5,430,201
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,321,375
		13,754,335
Information Technology 1.1%
Broadcom Corp., 2.375%, 1/15/2020	5,000,000	4,930,235
Dell International LLC:
144A, 3.48%, 6/1/2019	6,620,000	6,649,943
144A, 5.875%, 6/15/2021	685,000	703,837
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,392,272
Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	10,000,000	10,010,272
Seagate HDD Cayman:
3.75%, 11/15/2018	500,000	502,950
144A, 4.25%, 3/1/2022	1,250,000	1,236,161
Tencent Holdings Ltd., 144A, 3-month USD-LIBOR + 0.605%, 2.344% *, 1/19/2023	1,650,000	1,651,815
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,600,089
		34,677,574
Materials 0.8%
Ak Steel Corp., 7.625%, 10/1/2021	3,000,000	3,075,000
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	5,000,000	5,146,850
CF Industries, Inc., 144A, 3.4%, 12/1/2021	680,000	671,412
Chemours Co., 6.625%, 5/15/2023	4,000,000	4,200,000
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022	1,820,000	1,756,300
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	311,250
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,445,825
SAN Miguel Industrias Pet SA, 144A, 4.5%, 9/18/2022	470,000	473,290
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,102,288
The Sherwin-Williams Co., 2.25%, 5/15/2020	3,155,000	3,102,636
		24,284,851
Real Estate 1.2%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,781,000
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	457,275
Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020	3,000,000	3,100,380
Realty Income Corp., (REIT), 3.25%, 10/15/2022	5,965,000	5,918,015
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	1,800,000	1,723,500
Select Income REIT, (REIT), 3.6%, 2/1/2020	8,686,000	8,667,358
Simon Property Group LP, (REIT), 4.375%, 3/1/2021	12,735,000	13,188,066
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	576,139
		36,411,733
Telecommunication Services 0.6%
AT&T, Inc.:
2.45%, 6/30/2020	8,310,000	8,214,602
2.85%, 2/14/2023	6,755,000	6,786,333
CenturyLink, Inc., Series V, 5.625%, 4/1/2020	850,000	856,375
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	542,500	539,109
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,910,000	1,881,350
		18,277,769
Utilities 0.8%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024	1,091,000	1,143,510
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019	1,730,000	1,700,223
Israel Electric Corp., Ltd.:
144A, 5.625%, 6/21/2018	3,000,000	3,007,830
144A, 7.25%, 1/15/2019	4,500,000	4,586,040
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	4,740,000	4,572,650
Majapahit Holding BV, 144A, 7.75%, 1/20/2020	6,500,000	6,972,550
NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/2019	885,000	880,262
		22,863,065
Total Corporate Bonds (Cost $783,958,390)		776,226,722
Mortgage-Backed Securities Pass-Throughs 1.2%
Federal Home Loan Mortgage Corp., 12-month USD-LIBOR + 1.750%, 2.506% *, 6/1/2042	13,967,515	14,122,445
Federal National Mortgage Association:
12-month USD-LIBOR + 1.709%, 2.509% *, 9/1/2042	8,928,034	8,930,397
3.0%,with various maturities from 5/1/2027 until 6/1/2027	14,580,310	14,649,587
Total Mortgage-Backed Securities Pass-Throughs (Cost $38,918,775)		37,702,429
Asset-Backed 9.3%
Automobile Receivables 2.6%
Ally Auto Receivables Trust, "A3", Series 2016-1, 1.47%, 4/15/2020	4,574,331	4,557,971
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021	6,610,000	6,494,944
"A3", Series 2016-1, 1.81%, 10/8/2020	2,409,112	2,402,873
"A3", Series 2017-2, 1.98%, 12/20/2021	4,880,000	4,827,462
"C", Series 2014-2, 2.18%, 6/8/2020	3,021,241	3,016,936
"C", Series 2016-2, 2.87%, 11/8/2021	1,500,000	1,502,843
"C", Series 2016-1, 2.89%, 1/10/2022	4,000,000	4,003,869
"D", Series 2017-1, 3.13%, 1/18/2023	6,830,000	6,778,771
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,500,061
Capital Auto Receivables Asset Trust, "A4", Series 2017-1, 144A, 2.22%, 3/21/2022	1,280,000	1,259,667
CarMax Auto Owner Trust, "A3", Series 2016-1, 1.61%, 11/16/2020	3,389,544	3,368,485
CPS Auto Receivables Trust:
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,140,129
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,307,658
Ford Credit Auto Owner Trust:
"A3", Series 2016-A, 1.39%, 7/15/2020	3,888,882	3,867,287
"A", Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	3,985,569
Hyundai Auto Lease Securitization Trust, "A3", Series 2016-A, 144A, 1.6%, 7/15/2019	1,394,915	1,393,416
Santander Drive Auto Receivables Trust:
"A3", Series 2017-2, 1.87%, 12/15/2020	10,000,000	9,961,225
"B", Series 2016-2, 2.08%, 2/16/2021	1,500,000	1,496,440
"C", Series 2015-4, 2.97%, 3/15/2021	6,000,000	6,010,470
Toyota Auto Receivables Owner Trust, "A3", Series 2016-A, 1.25%, 3/16/2020	4,739,219	4,713,462
		78,589,538
Credit Card Receivables 1.1%
BA Credit Card Trust, "A2", Series 2017-A2, 1.84%, 1/17/2023	1,550,000	1,518,322
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021	6,360,000	6,269,898
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	4,370,000	4,345,801
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,214,501
World Financial Network Credit Card Master Trust:
"A", Series 2017-B, 1.98%, 6/15/2023	13,660,000	13,520,642
"M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,811,107
		34,680,271
Miscellaneous 5.5%
A Voce CLO Ltd., "A1R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 2.882% *, 7/15/2026	3,040,000	3,040,295
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 3.212% *, 10/15/2028	3,750,000	3,766,654
ALM XIX Ltd., "A1", Series 2016-19A, 144A, 3-month USD-LIBOR + 1.550%, 3.272% *, 7/15/2028	5,000,000	5,031,495
Ares XXXIII CLO Ltd., "A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.375% *, 12/5/2025	5,630,000	5,659,265
Atrium X, "B1R", Series 10A, 144A, 3-month USD-LIBOR + 1.450%, 3.172% *, 7/16/2025	5,000,000	5,000,325
Babson CLO Ltd., "BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.129% *, 1/20/2031	2,000,000	1,999,986
BlueMountain CLO Ltd., "A1R", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.145% *, 1/20/2029	7,000,000	7,042,917
BlueMountain Fuji U.S. CLO II Ltd., "A1B", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.350%, 2.681% *, 10/20/2030	4,000,000	4,038,808
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 3.142% *, 4/15/2029	6,250,000	6,298,031
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.74% *, 4/17/2031 (b) (c)	6,000,000	6,000,000
Dell Equipment Finance Trust:
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021	3,508,950	3,500,192
"C", Series 2017-2, 144A, 2.73%, 10/24/2022	2,000,000	1,979,679
Domino's Pizza Master Issuer LLC:
"A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047	11,940,000	11,688,424
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045	7,860,000	7,846,323
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.817% *, 4/17/2031 (b)	4,500,000	4,500,000
Galaxy XXII CLO Ltd., "A1", Series 2016-22A, 144A, 3-month USD-LIBOR + 1.580%, 3.302% *, 7/16/2028	10,000,000	10,027,570
Madison Park Funding XI Ltd., "AR", Series 2013-11A, 144A, 3-month USD-LIBOR - 1.160%, 2.905% *, 7/23/2029	14,300,000	14,332,375
Madison Park Funding XII Ltd., "AR", Series 2014-12A, 144A, 3-month USD-LIBOR + 1.260%, 3.005% *, 7/20/2026	4,540,000	4,541,203
Milos CLO Ltd., "A", Series 2017-1A, 144A, 3-month USD-LIBOR - 1.250%, 2.995% *, 10/20/2030	3,500,000	3,523,159
Neuberger Berman Loan Advisers CLO Ltd., "B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.417% *, 1/15/2030	5,250,000	5,249,869
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	3,185,967	3,167,301
Oak Hill Credit Partners X Ltd., "AR", Series 2014-10A, 144A, 3-month USD-LIBOR + 1.130%, 2.875% *, 7/20/2026	1,150,000	1,150,215
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.331% *, 7/17/2025	4,000,000	4,007,700
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.183% *, 11/14/2026	1,470,000	1,476,477
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	2,350,250	2,363,341
TCI-FLATIRON CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.550%, 3.281% *, 7/17/2028	10,000,000	10,081,200
Venture XXX CLO Ltd., "A2", Series 2017-30A, 144A, 3-month USD-LIBOR - 1.350%, 2.865% *, 1/15/2031	10,000,000	10,075,750
Verizon Owner Trust, "A1A", Series 2017-3A, 144A, 2.06%, 4/20/2022	6,640,000	6,546,025
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 2.634% *, 1/18/2029	4,170,000	4,171,647
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 2.981% *, 4/17/2030	3,000,000	3,009,372
"A2AR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.650%, 3.381% *, 4/17/2030	5,000,000	5,015,570
		166,131,168
Student Loans 0.1%
SLM Student Loan Trust, "A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 3.445% *, 7/25/2023	2,821,622	2,895,317
Total Asset-Backed (Cost $282,874,818)		282,296,294
Commercial Mortgage-Backed Securities 2.7%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.958% *, 7/10/2044	1,585,528	1,034,216
BBCMS Mortgage Trust, "A", Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 2.499% *, 3/15/2037	6,000,000	5,966,284
BX Trust, "A", Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 2.827% *, 10/15/2032	2,300,000	2,301,435
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 2.877% *, 11/15/2034	6,210,000	6,207,312
Citigroup Commercial Mortgage Trust, "M", Series 2005-EMG, 144A, 5.5%, 9/20/2051	318,762	293,987
Cold Storage Trust, "A", Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 2.777% *, 4/15/2036	10,000,000	10,034,080
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 2.477% *, 6/15/2034	6,260,000	6,263,910
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 0.93% *, 8/25/2026	23,776,187	1,552,659
"X1", Series K722, Interest Only, 1.311% *, 3/25/2023	15,877,891	837,203
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.893% *, 5/10/2043	88,964	87,258
Greenwich Capital Commercial Funding Corp., "AM", Series 2006-GG7, 5.945% *, 7/10/2038	957,682	957,711
Hospitality Mortgage Trust, "A", Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 2.561% *, 5/8/2030	3,545,000	3,551,657
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 2.727% *, 6/15/2034	8,000,000	7,991,992
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.027% *, 1/15/2033	2,200,000	2,203,523
LB Commercial Mortgage Trust, "J", Series 1998-C4, 144A, 5.6%, 10/15/2035	2,338,837	2,344,640
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,836,176
LSTAR Commercial Mortgage Trust, "A1", Series 2016-4, 144A, 1.823%, 3/10/2049	6,696,942	6,608,327
Merrill Lynch Mortgage Trust, "G", Series 2005-MKB2, 144A, 6.527% *, 9/12/2042	5,677,086	5,905,325
Morgan Stanley Capital I Trust, "E", Series 2005-IQ10, 144A, 5.806% *, 9/15/2042	3,000,000	3,109,371
Morgan Stanley Capital I, Inc., "B", Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 2.977% *, 11/15/2034	6,000,000	6,007,413
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.231% *, 12/15/2050	41,019,187	3,106,112
"XA", Series 2017-C1, Interest Only, 1.768% *, 6/15/2050	38,214,715	4,087,289
Total Commercial Mortgage-Backed Securities (Cost $83,618,825)		82,287,880
Collateralized Mortgage Obligations 1.1%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.322% *, 1/25/2029	2,590,839	2,611,533
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 3.872% *, 10/25/2028	1,172,415	1,190,258
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.022% *, 9/25/2028	1,687,960	1,700,608
Federal National Mortgage Association:
"FB", Series 1996-44, 1-month USD-LIBOR + 0.800%, 2.672% *, 9/25/2023	57,000	57,235
"CB", Series 2007-5, 4.25%, 2/25/2037	6,953,976	7,348,987
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2017-DNA1, 1-month USD-LIBOR + 1.200%, 3.072% *, 7/25/2029	2,335,873	2,356,122
"M2", Series 2016-DNA4, 1-month USD-LIBOR + 1.300%, 3.172% *, 3/25/2029	3,970,588	4,015,322
"M2", Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 3.872% *, 12/25/2028	2,768,518	2,819,066
"M2", Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.072% *, 10/25/2028	3,088,403	3,130,022
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 4.722% *, 4/25/2028	3,421,938	3,546,981
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 4.772% *, 7/25/2028	5,000,000	5,130,001
Total Collateralized Mortgage Obligations (Cost $33,588,290)		33,906,135
Government & Agency Obligations 51.2%
Other Government Related (d) 1.1%
Africa Finance Corp., 144A, 4.375%, 4/29/2020	7,000,000	7,045,220
Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,577,875
Eurasian Development Bank, 144A, 5.0%, 9/26/2020	2,163,000	2,215,587
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,951,475
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020	2,500,000	2,592,340
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	1,950,837
Vnesheconombank, 144A, 6.902%, 7/9/2020	9,913,000	10,517,891
		32,851,225
Sovereign Bonds 0.5%
Export-Import Bank of Korea, 2.5%, 11/1/2020	1,910,000	1,877,906
Hazine Mustesarligi Varlik Kiralama AS, 144A, 4.251%, 6/8/2021	5,000,000	4,985,650
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	2,000,000	1,989,052
Oman Government International Bond, 144A, 4.125%, 1/17/2023	3,500,000	3,364,375
Republic of Argentina, 4.625%, 1/11/2023	2,100,000	2,024,421
		14,241,404
U.S. Treasury Obligations 49.6%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.048%, 1.816% *, 10/31/2019 (e)	100,000,000	100,059,311
3-month U.S. Treasury Bill Money Market Yield + 0.060%, 1.828% *, 7/31/2019 (e)	110,000,000	110,111,911
3-month U.S. Treasury Bill Money Market Yield + 0.140%, 1.908% *, 1/31/2019 (e)	80,000,000	80,121,398
3-month U.S. Treasury Bill Money Market Yield + 0.170%, 1.938% *, 10/31/2018 (e)	159,000,000	159,181,435
3-month U.S. Treasury Bill Money Market Yield + 0.190%, 1.958% *, 4/30/2018 (e)	80,000,000	80,015,946
U.S. Treasury Notes:
0.625%, 4/30/2018	18,750,000	18,735,961
0.75%, 8/31/2018	50,000,000	49,765,625
0.75%, 9/30/2018	40,000,000	39,767,188
0.875%, 7/15/2018	100,000,000	99,728,952
1.0%, 11/30/2018	100,500,000	99,824,766
1.125%, 1/15/2019	75,000,000	74,431,641
1.25%, 12/15/2018	85,000,000	84,531,836
1.25%, 12/31/2018	100,000,000	99,394,531
1.375%, 11/30/2018	50,000,000	49,785,156
1.375%, 12/31/2018	100,000,000	99,480,469
1.5%, 8/31/2018	50,000,000	49,917,969
1.625%, 11/30/2020	14,500,000	14,220,195
1.875%, 3/31/2022	20,000,000	19,521,094
2.0%, 1/31/2020	100,000,000	99,523,438
2.375%, 6/30/2018	75,000,000	75,101,714
		1,503,220,536
Total Government & Agency Obligations (Cost $1,553,340,059)		1,550,313,165
Loan Participations and Assignments 1.3%
Senior Loans ***
1011778 B.C. Unlimited Liability Co.:
Term Loan B3, 1-month USD LIBOR + 2.250%, 4.127%, 2/16/2024	297,892	298,451
Term Loan B3, 3-month USD LIBOR + 2.250%, 4.552%, 2/16/2024	192,308	192,669
Acadia Healthcare Company, Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 4.377%, 2/11/2022	484,569	489,213
Acosta Holdco, Inc., Term Loan, 1-month USD LIBOR + 3.250%, 5.127%, 9/26/2021	113,335	95,354
Advantage Sales & Marketing, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.017%, 7/23/2021	91,855	90,181
Albertson's LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 4.956%, 6/22/2023	262,093	259,054
Almonde, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.484%, 6/13/2024	261,842	261,893
Altice Financing SA, First Lien Term Loan, 3-month USD LIBOR + 2.750%, 4.47%, 1/31/2026	200,647	197,638
Altice U.S. Finance I Corp., Term Loan, 1-month USD LIBOR + 2.250%, 4.127%, 7/28/2025	149,623	149,604
AMC Entertainment, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.027%, 12/15/2023	174,250	174,849
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 3.777%, 12/14/2023	480,150	481,053
American Axle & Manufacturing, Inc.:
Term Loan B, 1-month USD LIBOR + 2.250%, 4.13%, 4/6/2024	57,823	58,193
Term Loan B, 1-month USD LIBOR + 2.250%, 4.13%, 4/6/2024	55,831	56,189
AmWINS Group, Inc.:
Term Loan B, 1-month USD LIBOR + 2.750%, 4.49%, 1/25/2024	28,321	28,514
Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 1/25/2024	70,179	70,657
Aristocrat Leisure Ltd., Term Loan, 3-month USD LIBOR + 2.000%, 3.745%, 10/19/2024	195,946	197,048
Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 5.88%, 12/24/2021	198,537	200,315
Asurion LLC:
Term Loan B4, 1-week USD LIBOR + 2.750%, 4.627%, 8/4/2022	459,753	463,022
Term Loan B6, 1-month USD LIBOR + 2.750%, 4.627%, 11/3/2023	377,526	380,506
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 1-month USD LIBOR + 2.250%, 4.072%, 4/3/2022	323,122	323,644
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.936%, 1/2/2025	317,372	319,441
Belron Finance U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.500%, 4.294%, 11/7/2024	63,523	63,946
Berry Plastics Group, Inc., Term Loan P, 1-month USD LIBOR + 2.000%, 3.74%, 1/6/2021	500,000	502,695
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 3-month USD LIBOR + 4.250%, 5.994%, 6/21/2024	330,283	333,608
Term Loan, 3-month USD LIBOR + 4.250%, 6.01%, 6/21/2024	63,717	64,358
Term Loan, 3-month USD LIBOR + 4.250%, 6.545%, 6/21/2024	3,000	3,030
Brickman Group Ltd. LLC:
First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.808%, 12/18/2020	425,729	428,775
First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.877%, 12/18/2020	519,510	523,227
Burlington Coat Factory Warehouse Corp., Term Loan B5, 1-month USD LIBOR + 2.500%, 4.38%, 11/17/2024	463,090	465,000
BWAY Holding Co.:
Term Loan B, 3-month USD LIBOR + 3.250%, 4.958%, 4/3/2024	198,997	200,223
Term Loan B, Prime Rate + 2.250%, 7.0%, 4/3/2024	501	504
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 12/22/2024	320,447	322,940
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.81%, 1/15/2024	486,250	488,168
Camelot UK Holdco Ltd.,Term Loan, 1-month USD LIBOR + 3.250%, 5.127%, 10/3/2023	252,360	254,230
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 1/31/2025	514,006	506,458
CH Hold Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.877%, 2/1/2024	44,290	44,636
Change Healthcare Holdings, Inc.,Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 3/1/2024	495,000	496,764
Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.88%, 4/30/2025	897,750	902,095
Chemours Co., Term Loan B, 3-month USD LIBOR + 1.500%, 6.25%, 5/12/2022	324,251	324,556
Clark Equipment Company, Term Loan B, 3-month USD LIBOR + 2.000%, 4.302%, 5/18/2024	80,792	80,926
Colorado Buyer, Inc., Term Loan B, 3-month USD LIBOR + 3.000%, 4.78%, 5/1/2024	93,047	93,221
CPI Acquisition, Inc., Term Loan B, 3-month USD LIBOR + 4.500%, 6.358%, 8/17/2022	14,195	9,852
Crown Finance U.S., Inc., Term Loan, 1-week USD LIBOR + 2.500%, 4.377%, 2/28/2025	168,026	168,003
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.036%, 7/17/2025	595,500	594,634
Dayton Power & Light Co., Term Loan B, 1-month USD LIBOR + 2.000%, 3.88%, 8/24/2022	98,750	99,368
Dell, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 3.88%, 9/7/2023	802,431	804,100
Delta 2 (LUX) SARL, Term Loan, 1-month USD LIBOR + 2.500%, 4.377%, 2/1/2024	439,430	439,155
Diamond (BC) BV, Term Loan, 2-month USD LIBOR + 3.000%, 4.994%, 9/6/2024	383,653	383,575
DTZ U.S. Borrower LLC:
First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.022%, 11/4/2021	289,196	288,232
First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.234%, 11/4/2021	646,638	644,481
First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.552%, 11/4/2021	36,666	36,543
Dynegy, Inc., Term Loan C2, 1-month USD LIBOR + 2.750%, 4.604%, 2/7/2024	136,136	137,104
Eldorado Resorts LLC:
Term Loan B, 2-month USD LIBOR + 2.250%, 4.063%, 4/17/2024	34,397	34,547
Term Loan B, 2-month USD LIBOR + 2.250%, 4.125%, 4/17/2024	9,483	9,524
Term Loan B, 2-month USD LIBOR + 2.250%, 4.188%, 4/17/2024	38,599	38,768
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.854%, 2/2/2024	427,103	426,795
EWT Holdings III Corp., Term Loan, 3-month USD LIBOR + 3.000%, 5.302%, 12/20/2024	30,624	30,883
ExGen Renewables IV LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.99%, 11/28/2024	30,309	30,688
First Data Corp., Term Loan, 1-month USD LIBOR + 2.250%, 4.122%, 4/26/2024	806,465	808,534
First Eagle Holdings, Inc., First Lien Term Loan B, 3-month USD LIBOR + 3.000%, 5.302%, 12/1/2022	190,865	192,893
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.802%, 8/1/2024	226,137	227,179
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 4.877%, 10/25/2023	95,583	88,564
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 5.63%, 6/15/2024	198,500	196,350
Garda World Security Corp.:
Term Loan, 3-month USD LIBOR + 3.500%, 5.506%, 5/24/2024	423,949	428,587
Term Loan, Prime Rate + 2.500%, 7.25%, 5/24/2024	1,071	1,082
Golden Nugget, Inc.:
Term Loan, 3-month USD LIBOR + 3.250%, 4.9%, 10/4/2023	211,801	213,933
Term Loan, 2-month USD LIBOR + 3.250%, 5.039%, 10/4/2023	277,070	279,859
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 3.986%, 1/31/2025	594,000	596,771
Gulf Finance LLC, Term Loan B, 3-month USD LIBOR + 5.250%, 7.56%, 8/25/2023	116,743	108,206
HB Fuller Co., Term Loan B, 1-month USD LIBOR + 2.250%, 4.072%, 10/20/2024	404,491	406,945
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 3.877%, 3/7/2025	300,110	302,758
Horizon Pharma, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.125%, 3/29/2024	159,183	160,278
Hudson's Bay Co., Term Loan B, 1-month USD LIBOR + 3.250%, 5.127%, 9/30/2022	230,415	222,831
IG Investment Holdings LLC, First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.802%, 10/29/2021	275,909	279,703
Inmar Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.377%, 5/1/2024	298,500	300,552
ION Media Networks, Inc., Term Loan B3, 2-month USD LIBOR + 2.750%, 4.54%, 12/18/2020	474,314	475,946
IQOR U.S., Inc., Term Loan B, 3-month USD LIBOR + 5.000%, 6.695%, 4/1/2021	218,471	219,454
JBS U.S.A. LLC, Term Loan B, 3-month USD LIBOR + 2.500%, 4.678%, 10/30/2022	569,154	568,266
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 4.302%, 12/14/2024	93,741	94,312
Kronos, Inc., Term Loan B, 3-month USD LIBOR + 3.000%, 4.88%, 11/1/2023	495,009	498,749
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.111%, 2/22/2024	900,000	902,745
Libbey Glass, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.718%, 4/9/2021	456,553	451,416
LPL Holdings, Inc., First Lien Term Loan B, 3-month USD LIBOR + 2.250%, 4.472%, 9/23/2024	268,340	269,572
MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.750%, 4.627%, 6/21/2024	25,796	25,566
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 4.877%, 6/7/2023	337,624	340,157
MacDonald, Dettwiler and Associates Ltd., Term Loan B, 1-month USD LIBOR + 2.750%, 4.63%, 10/4/2024	249,375	250,123
Mallinckrodt International Finance SA, Term Loan B, 6-month USD LIBOR + 2.750%, 5.203%, 9/24/2024	139,273	138,897
MCC Iowa LLC, Term Loan N, 1-week USD LIBOR + 1.750%, 3.5%, 2/15/2024	85,251	85,331
Medallion Midland Acquisition LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.127%, 10/30/2024	30,003	30,003
MEG Energy Corp.:
Term Loan B, 1-week USD LIBOR + 3.500%, 5.81%, 12/31/2023	57,885	57,998
Term Loan B, 3-month USD LIBOR + 3.500%, 5.81%, 12/31/2023	39,135	39,211
Mission Broadcasting, Inc., Term Loan B2, 1-month USD LIBOR + 2.500%, 4.164%, 1/17/2024	41,866	42,045
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.052%, 6/7/2023	191,817	192,884
Multi Color Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.127%, 10/31/2024	35,861	36,070
NEP/NCP Holdco, Inc., Term Loan, 3-month USD LIBOR + 3.250%, 4.898%, 7/21/2022	480,159	483,062
Nexstar Broadcasting, Inc., Term Loan B2, 1-month USD LIBOR + 2.500%, 4.164%, 1/17/2024	325,097	326,485
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.052%, 6/30/2023	802,260	804,265
Numericable Group SA, Term Loan B11, 3-month USD LIBOR + 2.750%, 4.522%, 7/31/2025	496,250	481,750
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 9/27/2024	206,754	207,064
Penn National Gaming, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.377%, 1/19/2024	51,600	51,973
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.627%, 11/15/2023	311,896	313,597
Quintiles IMS, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.302%, 1/17/2025	128,439	129,225
Rexnord LLC, Term Loan B, 1-month USD LIBOR + 2.250%, 4.111%, 8/21/2024	215,451	216,959
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.627%, 2/5/2023	531,917	535,169
SBA Senior Finance II LLC, Term Loan B2, 1-week USD LIBOR + 2.250%, 3.99%, 6/10/2022	486,250	487,872
Seattle Spinco, Inc., Term Loan B3, 1-month USD LIBOR + 2.750%, 4.627%, 6/21/2024	174,204	172,653
Serta Simmons Bedding LLC, First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.291%, 11/8/2023	76,660	69,588
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.627%, 3/13/2022	158,878	159,984
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.438%, 2/2/2024	999,618	1,000,973
SS&C Technologies Holdings Europe SARL, Term Loan B4, USD LIBOR + 2.500%, 4.0%, 2/28/2025	92,027	92,579
SS&C Technologies Inc., Term Loan B3, USD LIBOR + 2.500%, 4.0%, 2/28/2025	350,000	352,097
Staples, Inc., Term Loan B, 3-month USD LIBOR + 4.000%, 5.787%, 9/12/2024	204,488	202,928
Telenet Financing USD LLC, Term Loan AL, 1-month USD LIBOR + 2.500%, 4.397%, 3/1/2026	125,000	125,755
Telesat Canada, Term Loan B4, 3-month USD LIBOR + 3.000%, 5.31%, 11/17/2023	241,114	242,597
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 4.877%, 5/1/2024	298,496	300,316
The Geo Group, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.13%, 3/22/2024	198,000	198,891
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	500,000	500,835
TKC Holdings, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.250%, 6.03%, 2/1/2023	139,219	140,768
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.750%, 4.627%, 5/14/2022	971,321	974,963
Travelport Finance (Luxembourg) Sarl, Term Loan B, 3-month USD LIBOR + 2.500%, 4.401%, 3/17/2025	126,189	126,607
Tronox Blocked Borrower LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 5.302%, 9/22/2024	131,837	133,155
Tronox Finance LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 5.302%, 9/22/2024	304,239	307,281
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.377%, 6/27/2023	491,250	495,074
Ultra Resources, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.765%, 4/12/2024	357,143	354,577
Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 4.627%, 3/15/2024	493,296	486,155
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 4.277%, 1/15/2026	220,000	220,865
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.24%, 4/1/2022	210,829	213,291
Vantiv LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 3.777%, 8/9/2024	157,522	158,535
Virgin Media Bristol LLC, Term Loan, 1-month USD LIBOR + 2.500%, 4.277%, 1/15/2026	281,538	283,298
Weight Watchers International, Inc.:
Term Loan B, 1-month USD LIBOR + 4.750%, 6.43%, 11/29/2024	31,529	31,978
Term Loan B, 3-month USD LIBOR + 4.750%, 6.45%, 11/29/2024	145,565	147,635
Wrangler Buyer Corp., Term Loan B, 1-month USD LIBOR + 3.000%, 4.877%, 9/27/2024	84,060	84,631
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.127%, 1/19/2024	808,475	813,391
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.277%, 4/15/2025	1,000,000	994,115
Total Loan Participations and Assignments (Cost $37,914,580)		38,019,806
Short-Term U.S. Treasury Obligation 1.0%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (f) (Cost $28,922,657)	29,064,000	28,861,577
	Contracts/ Notional Amount	Value ($)
Call Options Purchased 0.5%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 5/17/2018, Strike Price $55.0	1,000 55,000,000	10,020,000
Crude Oil Futures, Expiration Date 8/16/2018, Strike Price $60.0	1,000 60,000,000	5,730,000
Total Call Options Purchased (Cost $4,345,670)		15,750,000
Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 5/17/2018, Strike Price $45.0	1,000 45,000,000	20,000
Crude Oil Futures, Expiration Date 8/16/2018, Strike Price $40.0	1,000 40,000,000	50,000
Total Put Options Purchased (Cost $4,339,670)		70,000
	Shares	Value ($)
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (g) (h) (Cost $4,077,918)	4,077,918	4,077,918
Cash Equivalents 6.9%
Deutsche Central Cash Management Government Fund, 1.64% (g)	179,222,495	179,222,495
Deutsche Variable NAV Money Fund "Capital Shares", 1.95% (g)	30,446,184	30,440,095
Total Cash Equivalents (Cost $209,670,217)		209,662,590
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $3,065,569,869)	100.9	3,059,174,516
Other Assets and Liabilities, Net	(0.9)	(28,648,969)
Net Assets	100.0	3,030,525,547

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 6/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (g) (h)
8,483,467	—	4,405,549	—	—	64,848	—	4,077,918	4,077,918
Cash Equivalents 6.9%
Deutsche Central Cash Management Government Fund, 1.64% (g)
90,690,444	1,830,486,296	1,741,954,245	—	—	1,511,400	—	179,222,495	179,222,495
Deutsche Variable NAV Money Fund "Capital Shares", 1.95% (g)
15,231,423	15,216,281	—	—	(7,609)	274,871	—	30,446,184	30,440,095
114,405,334	1,845,702,577	1,746,359,794	—	(7,609)	1,851,119	—	213,746,597	213,740,508

*	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
***	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of March 31, 2018.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $3,889,099, which is 0.1% of net assets.
(b)	When-issued security.
(c)	Investment was valued using significant unobservable inputs.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2018, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f)	At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
OJSC: Open Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Soybean Meal Futures	USD	7/13/2018	1,334	49,868,300	51,532,420	1,664,120

At March 31, 2018, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts		Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Call Options
Crude Oil Futures	1,000	USD	5/17/2018	50.0	50,000,000	5,076,090	(14,900,000)	(9,823,910)
Crude Oil Futures	1,000	USD	8/16/2018	50.0	50,000,000	5,370,240	(13,800,000)	(8,429,760)
Total Call Options						10,446,330	(28,700,000)	(18,253,670)
Put Options
Crude Oil Futures	1,000	USD	5/17/2018	50.0	50,000,000	3,996,090	(50,000)	3,946,090
Crude Oil Futures	1,000	USD	8/16/2018	50.0	50,000,000	5,834,240	(410,000)	5,424,240
Total Put Options						9,830,330	(460,000)	9,370,330
Total						20,276,660	(29,160,000)	(8,883,340)

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2018, open commodity-linked swap contracts were as follows:

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (i)

Long Positions
Barclays-Commodity Strategy 1500 Index/BXCS1500	4/16/2018	Barclays Bank PLC	91,150,000	(0.48%)	At Expiration	1,034,751
Barclays-Commodity Strategy 1610 Index/BXCS1610	4/16/2018	Barclays Bank PLC	84,050,000	(0.57%)	At Expiration	2,184,874
Bloomberg Corn Subindex/BCOMCN	4/16/2018	UBS AG	10,987,396	(0.02%)	At Expiration	343,299
Bloomberg Wheat Subindex/BCOMWH	4/16/2018	UBS AG	1,986,183	(0.02%)	At Expiration	(20,711)
Bloomberg Brent Crude Index/BCOMCO	4/16/2018	JPMorgan Chase Securities, Inc.	33,580,000	(0.08%)	At Expiration	2,263,377
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2018	Canadian Imperial Bank of Commerce	67,050,000	(0.18%)	At Expiration	(120,268)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2018	BNP Paribas	167,560,000	(0.14%)	At Expiration	(297,247)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2018	Barclays Bank PLC	136,720,000	(0.14%)	At Expiration	(242,537)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2018	Morgan Stanley	48,750,000	(0.15%)	At Expiration	(86,721)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2018	Societe Generale	30,470,000	(0.15%)	At Expiration	(54,203)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2018	Credit Suisse	121,860,000	(0.16%)	At Expiration	(217,378)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2018	JPMorgan Chase Securities, Inc.	98,670,000	(0.13%)	At Expiration	(174,551)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/16/2018	Merrill Lynch International Ltd.	201,110,000	(0.12%)	At Expiration	(354,779)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/16/2018	BNP Paribas	279,870,000	(0.16%)	At Expiration	(272,681)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/16/2018	Macquarie Bank Ltd.	178,100,000	(0.17%)	At Expiration	(174,404)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/16/2018	Merrill Lynch International Ltd.	67,040,000	(0.19%)	At Expiration	(66,310)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/16/2018	Morgan Stanley	73,120,000	(0.2%)	At Expiration	(72,684)
Bloomberg Industrial Metals Subindex/BCOMIN	4/16/2018	UBS AG	44,000,000	(0.12%)	At Expiration	(1,387,457)
Bloomberg Industrial Metals Subindex/BCOMIN	4/16/2018	Merrill Lynch International Ltd.	44,000,000	(0.1%)	At Expiration	(1,387,023)
BofA Merrill Lynch Commodity Excess Return Strategy Index/MLCI1COE	4/16/2018	Merrill Lynch International Ltd.	26,870,000	(0.07%)	At Expiration	1,811,236
BofA Merrill Lynch Commodity Excess Return Strategy/MLCVDW1X	4/16/2018	Merrill Lynch International Ltd.	80,390,000	(0.0%)	At Expiration	(339,386)
CIBC Commodity Backwardation 1 Year Broad Diversified Excess Return Index/CIBZB1BD	4/16/2018	Canadian Imperial Bank of Commerce	54,810,000	(0.32%)	At Expiration	877,465
Citi Commodities Benchmark Chicago Wheat Index/CVICB0WX	4/16/2018	Citigroup, Inc.	1,986,188	(0.05%)	At Expiration	(20,711)
Citi Commodities Benchmark Corn Index/CVICB0CX	4/16/2018	Citigroup, Inc.	10,987,237	(0.05%)	At Expiration	343,485
Citi Cubes Dow Jones-UBS Weighted Index/CVICSER7	4/16/2018	Citigroup, Inc.	369,020,000	(0.148%)	At Expiration	4,330,773
Goldman Sachs Brent Vol Carry 05/GSVLBR05	4/16/2018	Goldman Sachs & Co.	59,930,000	(0.35%)	At Expiration	(39,040)
Goldman Sachs Brent Volatility Carry Strategy 03 Index/GSVLBR03	4/16/2018	Goldman Sachs & Co.	67,121,600	(0.35%)	At Expiration	(680,744)
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	4/16/2018	Goldman Sachs & Co.	52,738,400	(0.35%)	At Expiration	(150,238)
Goldman Sachs Commodity Strategy 1039/ABGS1039	4/16/2018	Goldman Sachs & Co.	59,930,000	(0.35%)	At Expiration	839,483
Goldman Sachs West Texas Intermediate Vol Carry 17/GSVLCL17	4/16/2018	Goldman Sachs & Co.	59,930,000	(0.35%)	At Expiration	118,718
JPMorgan Alpha Select Alternative Benchmark Index/JMABDJSE	4/16/2018	JPMorgan Chase Securities, Inc.	36,180,000	(0.33%)	At Expiration	1,442
JPMorgan Alpha Select Backwardation Excess Return/JBACDJSA	4/16/2018	JPMorgan Chase Securities, Inc.	84,410,000	(0.65%)	At Expiration	1,395,755
JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index/JMEBDJSE	4/16/2018	JPMorgan Chase Securities, Inc.	183,240,000	(0.38%)	At Expiration	(415,081)
Macquarie Vol Product 3CL1/VMAC3CL1	4/16/2018	Macquarie Bank Ltd.	96,350,159	(0.2%)	At Expiration	(943,384)
Macquarie Vol Product 3CO1/VMAC3CO1	4/16/2018	Macquarie Bank Ltd.	72,338,937	(0.2%)	At Expiration	(1,251,974)
Macquarie Vol Product 3GC1/VMAC3GC1	4/16/2018	Macquarie Bank Ltd.	49,837,273	(0.2%)	At Expiration	(860,182)
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	4/16/2018	Merrill Lynch International Ltd.	67,040,000	(0.14%)	At Expiration	(158,200)
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	4/16/2018	Goldman Sachs & Co.	74,880,000	(0.43%)	At Expiration	(24,845)
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	4/16/2018	Royal Bank of Canada	56,450,000	(0.11%)	At Expiration	(82,939)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	4/16/2018	Royal Bank of Canada	112,900,000	(0.2%)	At Expiration	(423,614)
RBC Enhanced Commodity D03 Index/RBCADC03	4/16/2018	Royal Bank of Canada	56,450,000	(0.15%)	At Expiration	(128,671)
RBC Enhanced Commodity D1E0 Index/RBCAD1E0	4/16/2018	Royal Bank of Canada	95,010,000	(0.2%)	At Expiration	(192,473)
Societe Generale M Po 3 U Index/SGCOL45E (j)	4/16/2018	Societe Generale	137,100,000	(0.16%)	At Expiration	(263,853)

Commodity Description		Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)

Bean Oil		December 18	3,513,116	2.56	88,343
Corn		September 18	9,359,717	6.83	142,734
West Texas Intermediate Crude Oil		September 18	9,766,138	7.12	442,619
Brent Crude Oil		September 18	9,808,825	7.15	597,083
Cotton		December 18	2,094,302	1.53	(139,872)
Gold		August 18	16,319,443	11.90	(66,955)
Copper		September 18	9,515,678	6.94	(350,077)
Heating Oil		September 18	4,593,803	3.35	291,866
Coffee		September 18	3,375,041	2.46	(27,023)
Kansas Wheat		September 18	2,182,584	1.59	(149,320)
Aluminium		September 18	5,788,115	4.22	(219,899)
Live Cattle		August 18	5,410,043	3.95	(459,720)
Lean Hogs		August 18	3,123,296	2.28	(92,704)
Nickel		September 18	4,128,066	3.01	(154,617)
Zinc		September 18	4,011,830	2.93	51,487
Natural Gas		September 18	11,274,951	8.22	(114,993)
Soybean		November 18	8,649,464	6.31	29,703
Sugar		October 18	4,108,809	3.00	(36,225)
Silver		September 18	4,772,272	3.48	(55,210)
Soybean Meal		December 18	4,744,932	3.46	22,702
Wheat		September 18	5,173,712	3.77	(220,143)
Gasoline		September 18	5,385,863	4.93	156,368
Total Societe Generale M Po 3U Index					(263,853)
Societe Generale M Po 4 U Index/SGCOM15E (j)	4/16/2018	Societe Generale	137,100,000	(0.18%)	At Expiration	(208,289)
Commodity Description		Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)

Bean Oil		December 18	3,570,341	2.64	38,588
Corn		September 18	9,480,834	6.96	41,326
West Texas Intermediate Crude Oil		September 18	9,633,397	7.47	594,504
Brent Crude Oil		November 18	9,799,901	7.53	503,613
Cotton		December 18	1,962,125	1.43	(3,641)
Gold		December 18	16,304,596	12.01	134,287
Copper		September 18	9,557,877	6.71	(373,265)
Heating Oil		September 18	4,598,581	3.58	297,221
Coffee		September 18	3,430,816	2.45	(75,854)
Kansas Wheat		September 18	2,251,038	1.49	(213,556)
Aluminium		September 18	5,804,958	4.08	(225,193)
Live Cattle		November 18	5,405,121	3.76	(251,436)
Lean Hogs		November 18	3,142,028	1.89	(553,167)
Nickel		September 18	4,135,028	2.91	(153,338)
Zinc		September 18	4,001,339	2.97	70,405
Natural Gas		September 18	11,260,753	8.71	(77,649)
Soybean		November 18	8,523,529	6.35	173,639
Sugar		October 18	4,219,012	2.98	(137,982)
Silver		September 18	4,796,321	3.45	(69,476)
Soybean Meal		December 18	4,623,531	3.49	153,991
Wheat		September 18	5,337,476	3.63	(373,633)
Gasoline		September 18	5,261,397	4.06	292,327
Total Societe Generale M Po 4U Index					(208,289)
UBS Custom Commodity Index/UBSIB163 (j)	4/16/2018	UBS AG	168,595,000	(0.391%)	At Expiration	3,360,055
Index Description		Ticker	Notional Amount ($)	Index Weight (%)	Value ($)

Bloomberg Commodity Index 2- 4-6 Month Forward Blend		BCOMF246	243,730,000	72.28	(389,732)
Bloomberg Corn Subindex		BCOMCN	(11,360,000)	3.37	29,211
Bloomberg Gold Subindex		BCOMGC	(17,070,000)	5.06	52,433
Bloomberg Wheat (Chicago) Subindex		BCOMWH	(2,130,000)	0.63	164,511
Bloomberg Aluminum Subindex		BCOMAL	(29,620,000)	8.78	1,243,565
Bloomberg ULS Diesel Subindex		BCOMHO	26,560,000	7.88	1,807,134
Bloomberg Brent Crude Subindex		BCOMCO	6,720,000	1.99	452,933
Total UBS Custom Commodity Index					3,360,055
Short Positions
Bloomberg Soybeans Subindex/BCOMSY	4/16/2018	UBS AG	26,000,000	0.02%	At Expiration	(378,738)
Bloomberg Soybean Mea l Subindex 1 Month Forward/BCOMSM1	6/15/2018	JPMorgan Chase Securities, Inc.	10,849,242	0.17%	At Expiration	(1,877,980)
JPMorgan SM July Roll Index/JMC1SMN0	6/22/2018	JPMorgan Chase Securities, Inc.	36,869,914	0.0%	At Expiration	(1,760,012)
Total net unrealized appreciation					3,775,405

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
(j)	Not a public index.
At March 31, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

Fixed — 1.75% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/20/2018 6/20/2022	307,000,000	USD	11,358,754	7,008,913	4,349,841
Floating — 3-Month LIBOR Quarterly	Fixed — 1.75% Semi-Annually	6/20/2018 6/20/2020	229,000,000	USD	(3,931,197)	(2,218,907)	(1,712,290)
Total net unrealized appreciation						2,637,551

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2018 is 2.312%.

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2018, the Fund held $628,741,084 in the Subsidiary, representing 17.7% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$776,226,722	$—	$776,226,722
Mortgage-Backed Securities Pass-Throughs	—	37,702,429	—	37,702,429
Asset-Backed	—	276,296,294	6,000,000	282,296,294
Commercial Mortgage-Backed Securities	—	82,287,880	—	82,287,880
Collateralized Mortgage Obligations	—	33,906,135	—	33,906,135
Government & Agency Obligations	—	1,550,313,165	—	1,550,313,165
Loan Participations and Assignments	—	38,019,806	—	38,019,806
Short-Term U.S. Treasury Obligation		28,861,577		28,861,577
Short-Term Investments (k)	213,740,508	—	—	213,740,508
Derivatives (l)
Purchased Options	15,820,000	—	—	15,820,000
Futures Contracts	1,664,120	—	—	1,664,120
Commodity-Linked Swap Contracts	—	18,904,713	—	18,904,713
Interest Rate Swap Contracts	—	4,349,841	—	4,349,841
Total	$231,224,628	$2,846,868,562	$6,000,000	$3,084,093,190
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Written Options	$(29,160,000)	$—	$—	$(29,160,000)
Commodity-Linked Swap Contracts	—	(15,129,308)	—	(15,129,308)
Interest Rate Swap Contracts	—	(1,712,290)	—	(1,712,290)
Total	$(29,160,000)	$(16,841,598)	$—	$(46,001,598)

During the period ended March 31, 2018, the amount of transfers between Level 3 and Level 2 was $8,742,260. The investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.
(k)	See Consolidated Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$ 1,664,120	$ 3,775,405	$ (1,748,680)
Interest Rate Contracts	$ —	$ 2,637,551	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018